ProFund VP Rising Rates Opportunity Expense Example - ProFund VP Rising Rates Opportunity - None	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 162
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	$ 1,889